Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net	12 Months Ended
Jun. 30, 2021
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Estimated useful lives	5 years
Securities licenses [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets, net [Line Items]
Estimated useful lives	10 years